Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Revenue
Operating Expenses
General and Administrative	205,298	224,687	1,467,411	656,457	1,454,295	825,460
Professional Fees	40,922	23,294	221,302	89,390	125,222	339,710
Officer’s Salary	152,609	172,335	566,115	515,584	797,406	779,742
Research and Development	24,968	39,129	103,817	165,256	237,871	176,431
Total Operating Expenses	423,797	459,445	2,358,645	1,426,687	2,614,794	2,121,343
Loss from Operations	(423,797)	(459,445)	(2,358,645)	(1,426,687)	(2,614,794)	(2,121,343)
Other Income/(Expenses)
Net change in unrealized depreciation on investment in gold bullion	78,420	(17,055)	142,609	4,526	55,985	38
Interest expense	(132,890)	(121,969)	(393,713)	(359,088)	(484,658)	(609,129)
Amortization of debt issue costs						(1,111,580)
Asset impairment expense	30,084				(95,872)
Interest income	14,983	49,196	62,485	76,103	109,559
Total Other Income/(Expenses)	(9,403)	(89,828)	(188,619)	(278,459)	(414,986)	(1,720,671)
Net (Loss) before Provision for Income Taxes	(433,200)	(549,273)	(2,547,264)	(1,705,146)	(3,029,780)	(3,842,014)
Provision for Income Taxes
Net (Loss)	(433,200)	(549,273)	(2,547,264)	(1,705,146)	(3,029,780)	(3,842,014)
Other Comprehensive Income
Change in unrealized value of available-for-sale securities, net of income tax		(13,021)
Total Operating and Comprehensive Loss	$ (433,200)	$ (562,294)	$ (2,547,264)	$ (1,705,146)	$ (3,029,780)	$ (3,842,014)
Net Income (Loss) Per Share - Basic	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.00)
Net Income (Loss) Per Share - Diluted	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.00)
Weighted average number of shares outstanding during the period - Basic	1,038,374,219	1,033,374,219	1,038,374,219	1,032,946,226	1,033,122,597	974,307,366
Weighted average number of shares outstanding during the period - Diluted	1,038,374,219	1,033,374,219	1,038,374,219	1,032,946,226	1,033,122,597	974,307,366